UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                        THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
              (Address of principal executive offices) (Zip code)

                            The Cooke & Bieler Funds
                                P.O. Box 219009
                           Kansas City, MO 64121-9009
                    (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-336-7031

                   DATE OF FISCAL YEAR END: OCTOBER 31, 2004

                    DATE OF REPORTING PERIOD: APRIL 30, 2004

ITEM 1.    REPORTS TO STOCKHOLDERS.


THE COOKE & BIELER FUNDS                         The Advisors' Inner Circle Fund
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

--------------------------------------------------------------------------------
Semi-Annual Report                                                April 30, 2004


                                                C&B Mid Cap Value Portfolio
                                                C&B Large Cap Value Portfolio
                                                C&B Tax-Managed Value Portfolio

INVESTMENT ADVISER:

                                 COOKE & BIELER

                               INVESTMENT COUNSEL





This material must be preceded or accompanied by a current prospectus. Investors should read it carefully before investing or sending money.

--------------------------------------------------------------------------------



TABLE OF CONTENTS

Letter to Shareholders............................ 1

Statements of Net Assets.......................... 2

Statements of Operations.......................... 8

Statements of Changes in Net Assets............... 9

Financial Highlights............................. 10

Notes to Financial Statements.................... 11


A description of the policies and procedures that The Advisors' Inner Circle Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-336-7031; and (ii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) by calling 800-336-7031; and (ii) on the Commission's website at http://www.sec.gov.



--------------------------------------------------------------------------------


CONTACT US

BY MAIL
----------------------------------------------------
The Cooke & Bieler Funds
P.O. Box 219009
Kansas City, MO 64121-9009


BY TELEPHONE
----------------------------------------------------
1-800-336-7031

LETTER TO SHAREHOLDERS
.................................................................................

APRIL 30, 2004


Dear Fellow Shareholders,

The following report provides a detailed description of the securities held in the Cooke & Bieler Funds for the period ended April 30, 2004.

Though trading was at times choppy -- especially in the wake of terrorist activity in Spain -- the U.S. stock market advanced during the past six months, sustaining the strong rally that began approximately twelve months ago. In addition to evidence of continuing economic momentum, rising equity prices were fueled by a low interest rate environment and consequently, confident investors. The most pronounced change from recent trends, however, was that many of the stocks that led last year's advance, including technology and industrial "cyclical" issues, took a pause. Against this backdrop, the investment results for the six months ended April 30, 2004 are listed below:

         C&B MID CAP VALUE PORTFOLIO                             7.14%
              RUSSELL MIDCAP VALUE INDEX                         8.30%
         C&B LARGE CAP VALUE PORTFOLIO                           9.47%
         C&B TAX-MANAGED VALUE PORTFOLIO                         8.57%
              S&P 500 INDEX                                      6.27%
              RUSSELL 1000 VALUE INDEX                           8.15%

As has been the case over the past several years, good stock selection drove our performance and we continue to attribute the Funds' relative longer-term outperformance to the disciplined execution of our bottom-up, fundamental investment approach.

Our outlook has not changed much over the past few quarters. In the context of an economic recovery that appears to be gaining momentum and given our sense of corporate America's increased capital spending, we believe the economic environment is expected to remain favorable for equity investment. Recent indicators suggest that employment levels in the U.S. may rise and that inflationary pressures may remain mostly subdued. At the same time, the stock market has made a huge move since it bottomed in early 2003. Valuations are therefore not as compelling as they were several years ago and may already reflect very high expectations for growth. Although we are optimistic about the direction of the economy, it will become much more challenging for companies to sustain unusually high growth rates. Moreover, terrorism remains a very real threat to peoples' lives as well as global financial markets.

In conclusion, while we do expect modest gains from stocks in 2004, we would not be surprised to see a series of fits and starts from here. We believe that the stocks of companies that can sustain growth and profitability in a more mature economic environment will be rewarded. As always, we remain steadfastly committed to our "high quality, low risk" investment approach.


Sincerely,

/s/Samuel H. Ballam, III

Samuel H. Ballam, III
Partner
Cooke & Bieler, L.P.

THE RUSSELL MIDCAP(R) VALUE INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL MIDCAP COMPANIES WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES. THE STOCKS ARE ALSO MEMBERS OF THE RUSSELL 1000 VALUE INDEX.

THE S&P 500 COMPOSITE INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX OF 500 STOCKS DESIGNED TO MEASURE PERFORMANCE OF THE BROAD DOMESTIC ECONOMY THROUGH CHANGES IN THE AGGREGATE MARKET VALUE OF 500 STOCKS REPRESENTING ALL MAJOR INDUSTRIES.

THE RUSSELL 1000(R) VALUE INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 1000 COMPANIES WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES. THE RUSSELL 1000 INDEX IS AN UNMANAGED INDEX COMPRISED OF THE 1,000 LARGEST COMPANIES IN THE RUSSELL 3000 INDEX, WHICH REPRESENTS APPROXIMATELY 92% OF THE TOTAL MARKET CAPITALIZATION OF THE RUSSELL 3000 INDEX.

THE MATERIAL REPRESENTS THE MANAGER'S ASSESSMENT OF THE PORTFOLIO AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE REGARDING ANY STOCK.

 ...............................................................................
                                       1

STATEMENT OF NET ASSETS (Unaudited)
.................................................................................

APRIL 30, 2004

C&B MID CAP VALUE PORTFOLIO

--------------------------------------------------------------------------------
                                                                         Market
Description                                             Shares            Value
--------------------------------------------------------------------------------

COMMON STOCK (96.1%)

--------------------------------------------------------------------------------
  APPAREL/TEXTILES (3.9%)
--------------------------------------------------------------------------------
  Jones Apparel Group                                  197,130    $   7,214,958
  Tommy Hilfiger*                                      732,920       11,433,552
                                                                  -------------
                                                                     18,648,510
                                                                  -------------

--------------------------------------------------------------------------------
  AUTOMOTIVE (3.9%)
--------------------------------------------------------------------------------
  Snap-On                                              546,370       18,456,379
                                                                  -------------

--------------------------------------------------------------------------------
  CHEMICALS (1.9%)
--------------------------------------------------------------------------------
  Albemarle                                            304,910        8,918,617
                                                                  -------------

--------------------------------------------------------------------------------
  COMMUNICATIONS (1.0%)
--------------------------------------------------------------------------------
  ADC Telecommunications*                            1,857,470        4,643,675
                                                                  -------------

--------------------------------------------------------------------------------
  COMPUTERS & SERVICES (6.2%)
--------------------------------------------------------------------------------
  Computer Sciences*                                   220,655        9,026,996
  Parametric Technology*                             4,536,755       20,778,338
                                                                  -------------
                                                                     29,805,334
                                                                  -------------

--------------------------------------------------------------------------------
  CONSUMER NON-DURABLES (2.3%)
--------------------------------------------------------------------------------
  Hasbro                                               588,270       11,112,420
                                                                  -------------


--------------------------------------------------------------------------------
  DIVERSIFIED MANUFACTURING (12.1%)
--------------------------------------------------------------------------------
  Carlisle                                             316,425       18,748,181
  Dover                                                180,810        7,237,824
  Federal Signal                                       759,620       13,825,084
  Hubbell, Cl B                                        396,510       17,819,160
                                                                  -------------
                                                                     57,630,249
                                                                  -------------

--------------------------------------------------------------------------------
  FINANCIAL SERVICES (5.6%)
--------------------------------------------------------------------------------
  AMBAC Financial Group                                 84,490        5,829,810
  Countrywide Financial                                121,965        7,232,524
  MBIA                                                 233,710       13,763,182
                                                                  -------------
                                                                     26,825,516
                                                                  -------------


--------------------------------------------------------------------------------
  FOOD, BEVERAGE & TOBACCO (1.6%)
--------------------------------------------------------------------------------
  PepsiAmericas                                        374,060        7,492,422
                                                                  -------------


--------------------------------------------------------------------------------
                                                                         Market
Description                                             Shares            Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  INSURANCE (8.4%)
--------------------------------------------------------------------------------
  AON                                                  706,580    $  18,413,475
  Principal Financial Group*                           226,470        7,994,391
  UnumProvident                                        890,800       13,851,940
                                                                  -------------
                                                                     40,259,806
                                                                  -------------

--------------------------------------------------------------------------------
  MACHINERY (4.2%)
--------------------------------------------------------------------------------
  Pall                                                 596,430       14,183,106
  Tennant                                              147,350        5,849,795
                                                                  -------------
                                                                     20,032,901
                                                                  -------------

--------------------------------------------------------------------------------
  MEDICAL PRODUCTS & SERVICES (10.3%)
--------------------------------------------------------------------------------
  Becton Dickinson                                     147,785        7,470,532
  Haemonetics*                                         691,650       19,525,279
  IMS Health                                           450,050       11,363,763
  Medco Health Solutions*                              310,530       10,992,762
                                                                  -------------
                                                                     49,352,336
                                                                  -------------

--------------------------------------------------------------------------------
  MISCELLANEOUS BUSINESS SERVICES (4.7%)
--------------------------------------------------------------------------------
  Catalina Marketing*                                  715,903       11,869,672
  Harte-Hanks                                          433,167       10,378,681
                                                                  -------------
                                                                     22,248,353
                                                                  -------------

--------------------------------------------------------------------------------
  OFFICE FURNITURE & FIXTURES (2.5%)
--------------------------------------------------------------------------------
  Steelcase, Cl A                                      989,490       12,160,832
                                                                  -------------

--------------------------------------------------------------------------------
  RESTAURANTS (5.1%)
--------------------------------------------------------------------------------
  CBRL Group                                           436,955       16,407,660
  Wendy's International                                200,900        7,835,100
                                                                  -------------
                                                                     24,242,760
                                                                  -------------

--------------------------------------------------------------------------------
  RETAIL (4.1%)
--------------------------------------------------------------------------------
  Zale*                                                351,220       19,640,222
                                                                  -------------


.................................................................................
                                       2

.................................................................................


C&B MID CAP VALUE PORTFOLIO -- CONCLUDED

--------------------------------------------------------------------------------
                                                       Shares/           Market
Description                                        Face Amount            Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  RETAIL: DISCOUNT (5.5%)
--------------------------------------------------------------------------------
  Big Lots*                                          1,599,480    $  22,648,637
  Dollar General                                       181,320        3,401,563
                                                                  -------------
                                                                     26,050,200
                                                                  -------------

--------------------------------------------------------------------------------
  SEMI-CONDUCTORS/INSTRUMENTS (8.2%)
--------------------------------------------------------------------------------
  AVX                                                  338,930        4,809,417
  Entegris*                                          1,173,530       11,911,329
  Mettler Toledo International*                        214,900        9,631,818
  Mykrolis*                                            889,905       12,948,118
                                                                  -------------
                                                                     39,300,682
                                                                  -------------

--------------------------------------------------------------------------------
  SERVICES (3.4%)
--------------------------------------------------------------------------------
  Viad                                                 650,270       16,230,739
                                                                  -------------

--------------------------------------------------------------------------------
  UTILITIES (1.2%)
--------------------------------------------------------------------------------
  Nicor                                                170,350        5,790,197
                                                                  -------------
TOTAL COMMON STOCK
   (Cost $420,704,904)                                              458,842,150
                                                                  -------------

REPURCHASE AGREEMENT (4.4%)

  Morgan Stanley
   0.75%, dated 04/30/04,
   to be repurchased 05/03/04,
   repurchase price $21,014,148
   (collateralized by U.S. Treasury
   obligations, total market value:
   $21,433,108)                                    $21,012,834       21,012,834
                                                                  -------------
TOTAL REPURCHASE AGREEMENT
   (Cost $21,012,834)                                                21,012,834
                                                                  -------------
TOTAL INVESTMENTS (100.5%)
   (Cost $441,717,738)                                              479,854,984
                                                                  -------------


--------------------------------------------------------------------------------

Description                                                               Value
--------------------------------------------------------------------------------


OTHER ASSETS AND LIABILITIES (-0.5%)

  Investment Advisory Fees Payable                                $    (275,556)
  Shareholder Servicing Fees Payable                                    (79,198)
  Administration Fees Payable                                           (59,095)
  Trustees' Fees Payable                                                 (3,219)
  Other Assets and Liabilities, Net                                  (1,824,310)
                                                                  -------------
TOTAL OTHER ASSETS & LIABILITIES                                     (2,241,378)
                                                                  -------------

NET ASSETS:

  Paid in Capital -- Institutional Shares
   (unlimited authorization -- no par value)
   based on 25,063,823 outstanding shares
   of beneficial interest                                           414,181,469
  Distribution in excess of net investment income                       (39,255)
  Accumulated net realized gain on investments                       25,334,146
  Net unrealized appreciation on investments                         38,137,246
                                                                  -------------

--------------------------------------------------------------------------------
  TOTAL NET ASSETS (100.0%)                                       $ 477,613,606
--------------------------------------------------------------------------------
                                                                  =============

  NET ASSET VALUE, Offering and
   Redemption Price Per Share,
   Institutional Shares                                                  $19.06
                                                                         ======


* NON-INCOME PRODUCING SECURITY.

CL CLASS

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.







.................................................................................
                                       3

STATEMENT OF NET ASSETS (Unaudited)
.................................................................................

APRIL 30, 2004

C&B LARGE CAP VALUE PORTFOLIO

--------------------------------------------------------------------------------
                                                                         Market
Description                                             Shares            Value
--------------------------------------------------------------------------------


COMMON STOCK (97.4%)

--------------------------------------------------------------------------------
  AIRCRAFT (4.3%)
--------------------------------------------------------------------------------
  Boeing                                                12,400    $     529,356
  General Dynamics                                       5,900          552,358
                                                                  -------------
                                                                      1,081,714
                                                                  -------------

--------------------------------------------------------------------------------
  APPAREL/TEXTILES (3.9%)
--------------------------------------------------------------------------------
  Jones Apparel Group                                   11,000          402,600
  Nike, Cl B                                             3,100          223,045
  VF                                                     7,500          346,200
                                                                  -------------
                                                                        971,845
                                                                  -------------

--------------------------------------------------------------------------------
  AUTOMOTIVE (3.7%)
--------------------------------------------------------------------------------
  Eaton                                                  8,800          522,544
  Snap-On                                               12,400          418,872
                                                                  -------------
                                                                        941,416
                                                                  -------------

--------------------------------------------------------------------------------
  BANKS (6.0%)
--------------------------------------------------------------------------------
  Bank of America                                        5,747          462,576
  Bank of New York                                      19,800          576,972
  JP Morgan Chase                                       12,800          481,280
                                                                  -------------
                                                                      1,520,828
                                                                  -------------

--------------------------------------------------------------------------------
  BROADCASTING, NEWSPAPERS & ADVERTISING (5.3%)
--------------------------------------------------------------------------------
  Comcast, Cl A*                                         9,400          272,506
  Omnicom Group                                          7,300          580,423
  Viacom, Cl B                                          12,900          498,585
                                                                  -------------
                                                                      1,351,514
                                                                  -------------

--------------------------------------------------------------------------------
  CHEMICALS (1.0%)
--------------------------------------------------------------------------------
  Engelhard                                              9,000          261,360
                                                                  -------------

--------------------------------------------------------------------------------
  COMPUTERS & SERVICES (5.4%)
--------------------------------------------------------------------------------
  Computer Sciences*                                    12,400          507,284
  Microsoft                                             20,000          519,400
  Parametric Technology*                                72,000          329,760
                                                                  -------------
                                                                      1,356,444
                                                                  -------------


--------------------------------------------------------------------------------
                                                                         Market
Description                                             Shares            Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  CONSUMER DURABLES (2.2%)
--------------------------------------------------------------------------------
  Leggett & Platt                                       24,200    $     546,920
                                                                  -------------
--------------------------------------------------------------------------------
  CONSUMER NON-DURABLES (5.3%)
--------------------------------------------------------------------------------
  Hasbro                                                30,000          566,700
  Kimberly-Clark                                        11,900          778,855
                                                                  -------------
                                                                      1,345,555
                                                                  -------------

--------------------------------------------------------------------------------
  DIVERSIFIED MANUFACTURING (5.9%)
--------------------------------------------------------------------------------
  Dover                                                 16,400          656,492
  Hubbell, Cl B                                         18,700          840,378
                                                                  -------------
                                                                      1,496,870
                                                                  -------------

--------------------------------------------------------------------------------
  ELECTRONICS (1.4%)
--------------------------------------------------------------------------------
  Molex, Cl A                                           14,000          360,640
                                                                  -------------

--------------------------------------------------------------------------------
  ENERGY & POWER (3.8%)
--------------------------------------------------------------------------------
  Exxon Mobil                                           12,900          548,895
  Royal Dutch Petroleum -- NY Shares*                    8,710          423,829
                                                                  -------------
                                                                        972,724
                                                                  -------------

--------------------------------------------------------------------------------
  ENTERTAINMENT (1.4%)
--------------------------------------------------------------------------------
  Carnival, Cl A                                         8,200          349,894
                                                                  -------------

--------------------------------------------------------------------------------
  FINANCIAL SERVICES (8.2%)
--------------------------------------------------------------------------------
  American Express                                       7,000          342,650
  Countrywide Financial                                 10,519          623,777
  Freddie Mac                                            6,700          391,280
  MBIA                                                  12,050          709,624
                                                                  -------------
                                                                      2,067,331
                                                                  -------------

--------------------------------------------------------------------------------
  FOOD, BEVERAGE & TOBACCO (4.0%)
--------------------------------------------------------------------------------
  Anheuser-Busch                                        10,000          512,400
  PepsiAmericas                                         24,300          486,729
                                                                  -------------
                                                                        999,129
                                                                  -------------


.................................................................................
                                       4

C&B LARGE CAP VALUE PORTFOLIO -- CONCLUDED

--------------------------------------------------------------------------------
                                                                         Market
Description                                             Shares            Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  INSURANCE (4.2%)
--------------------------------------------------------------------------------
  AON                                                   22,000    $     573,320
  Principal Financial Group*                            13,500          476,550
                                                                  -------------
                                                                      1,049,870
                                                                  -------------

--------------------------------------------------------------------------------
  INVESTMENT COMPANY (2.7%)
--------------------------------------------------------------------------------
  Berkshire Hathaway, Cl B*                                220          686,180
                                                                  -------------

--------------------------------------------------------------------------------
  MEDICAL PRODUCTS & SERVICES (5.7%)
--------------------------------------------------------------------------------
  Baxter International                                  17,000          538,050
  Becton Dickinson                                       7,200          363,960
  HCA                                                   13,300          540,379
                                                                  -------------
                                                                      1,442,389
                                                                  -------------

--------------------------------------------------------------------------------
  MISCELLANEOUS BUSINESS SERVICES (2.2%)
--------------------------------------------------------------------------------
  Manpower                                              12,000          562,800
                                                                  -------------

--------------------------------------------------------------------------------
  OFFICE EQUIPMENT & SUPPLIES (2.4%)
--------------------------------------------------------------------------------
  Pitney Bowes                                          13,800          603,750
                                                                  -------------

--------------------------------------------------------------------------------
  PHARMACEUTICALS (4.4%)
--------------------------------------------------------------------------------
  Bristol-Myers Squibb                                  18,000          451,800
  Merck                                                 14,100          662,700
                                                                  -------------
                                                                      1,114,500
                                                                  -------------

--------------------------------------------------------------------------------
  RESTAURANTS (5.4%)
--------------------------------------------------------------------------------
  McDonald's                                            23,700          645,351
  Wendy's International                                 18,300          713,700
                                                                  -------------
                                                                      1,359,051
                                                                  -------------

--------------------------------------------------------------------------------
  RETAIL (4.7%)
--------------------------------------------------------------------------------
  Kohl's*                                               12,200          509,838
  Zale*                                                 12,000          671,040
                                                                  -------------
                                                                      1,180,878
                                                                  -------------

--------------------------------------------------------------------------------
  RETAIL: DISCOUNT (2.4%)
--------------------------------------------------------------------------------
  Big Lots*                                             42,100          596,136
                                                                  -------------


--------------------------------------------------------------------------------
                                                       Shares/           Market
Description                                        Face Amount            Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  UTILITIES (1.5%)
--------------------------------------------------------------------------------
  Duke Energy                                           18,500    $     389,610
                                                                  -------------
TOTAL COMMON STOCK
   (Cost $20,689,858)                                                24,609,348
                                                                  -------------

REPURCHASE AGREEMENT (2.4%)

  Morgan Stanley
   0.75%, dated 04/30/04,
   to be repurchased 05/03/04,
   repurchase price $597,415
   (collateralized by U.S. Treasury
   obligations, total market value
   $609,326)                                          $597,378          597,378
                                                                  -------------
TOTAL REPURCHASE AGREEMENT
   (Cost $597,378)                                                      597,378
                                                                  -------------
TOTAL INVESTMENTS (99.8%)
   (Cost $21,287,236)                                                25,206,726
                                                                  -------------

OTHER ASSETS AND LIABILITIES (0.2%)

  Investment Advisory Fees Payable                                      (12,965)
  Administration Fees Payable                                            (3,087)
  Trustees' Fees Payable                                                 (1,246)
  Shareholder Servicing Fees Payable                                       (872)
  Other Assets & Liabilities, Net                                        59,552
                                                                  -------------
TOTAL OTHER ASSETS & LIABILITIES                                         41,382
                                                                  -------------

NET ASSETS:

  Paid in Capital -- Institutional Shares
   (unlimited authorization -- no par
   value) based on 3,118,021 outstanding shares
   of beneficial interest                                            21,111,066
  Undistributed net investment income                                     9,800
  Accumulated net realized gain on investments                          207,752
  Net unrealized appreciation on investments                          3,919,490
                                                                  -------------

--------------------------------------------------------------------------------
  TOTAL NET ASSETS (100.0%)                                       $  25,248,108
--------------------------------------------------------------------------------
                                                                  =============

  NET ASSET VALUE, Offering and
   Redemption Price Per Share,
   Institutional Shares                                                   $8.10
                                                                          =====


* NON-INCOME PRODUCING SECURITY.

CL CLASS

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

 ...............................................................................
                                       5

STATEMENT OF NET ASSETS (Unaudited)
.................................................................................

APRIL 30, 2004

C&B TAX-MANAGED VALUE PORTFOLIO

--------------------------------------------------------------------------------
                                                                         Market
Description                                             Shares            Value
--------------------------------------------------------------------------------

COMMON STOCK (92.9%)

--------------------------------------------------------------------------------
  AIRCRAFT (4.0%)
--------------------------------------------------------------------------------
  Boeing                                                 6,620    $     282,608
  General Dynamics                                       3,530          330,479
                                                                  -------------
                                                                        613,087
                                                                  -------------

--------------------------------------------------------------------------------
  APPAREL/TEXTILES (3.8%)
--------------------------------------------------------------------------------
  Jones Apparel Group                                    6,470          236,802
  Nike, Cl B                                             1,830          131,669
  VF                                                     4,440          204,951
                                                                  -------------
                                                                        573,422
                                                                  -------------

--------------------------------------------------------------------------------
  AUTOMOTIVE (4.2%)
--------------------------------------------------------------------------------
  Eaton                                                  6,520          387,157
  Snap-On                                                7,370          248,959
                                                                  -------------
                                                                        636,116
                                                                  -------------

--------------------------------------------------------------------------------
  BANKS (5.8%)
--------------------------------------------------------------------------------
  Bank of America                                        3,421          275,356
  Bank of New York                                      11,040          321,706
  JP Morgan Chase                                        7,560          284,256
                                                                  -------------
                                                                        881,318
                                                                  -------------

--------------------------------------------------------------------------------
  BROADCASTING, NEWSPAPERS & ADVERTISING (4.0%)
--------------------------------------------------------------------------------
  Omnicom Group                                          3,900          310,089
  Viacom, Cl B                                           7,620          294,513
                                                                  -------------
                                                                        604,602
                                                                  -------------

--------------------------------------------------------------------------------
  CHEMICALS (0.6%)
--------------------------------------------------------------------------------
  Engelhard                                              3,130           90,895
                                                                  -------------

--------------------------------------------------------------------------------
  COMPUTERS & SERVICES (6.2%)
--------------------------------------------------------------------------------
  Computer Sciences*                                     7,320          299,461
  International Business Machines                        1,500          132,255
  Microsoft                                             11,810          306,706
  Parametric Technology*                                42,530          194,787
                                                                  -------------
                                                                        933,209
                                                                  -------------


--------------------------------------------------------------------------------
                                                                         Market
Description                                             Shares            Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  CONSUMER DURABLES (2.1%)
--------------------------------------------------------------------------------
  Leggett & Platt                                       14,290    $     322,954
                                                                  -------------

--------------------------------------------------------------------------------
  CONSUMER NON-DURABLES (5.3%)
--------------------------------------------------------------------------------
  Hasbro                                                17,800          336,242
  Kimberly-Clark                                         7,060          462,077
                                                                  -------------
                                                                        798,319
                                                                  -------------

--------------------------------------------------------------------------------
  DIVERSIFIED MANUFACTURING (5.5%)
--------------------------------------------------------------------------------
  Dover                                                  8,900          356,267
  Hubbell, Cl B                                         10,340          464,680
                                                                  -------------
                                                                        820,947
                                                                  -------------

--------------------------------------------------------------------------------
  ELECTRONICS (1.4%)
--------------------------------------------------------------------------------
  Molex, Cl A                                            8,270          213,035
                                                                  -------------

--------------------------------------------------------------------------------
  ENERGY & POWER (3.8%)
--------------------------------------------------------------------------------
  Exxon Mobil                                            7,620          324,231
  Royal Dutch Petroleum -- NY Shares*                    5,180          252,059
                                                                  -------------
                                                                        576,290
                                                                  -------------

--------------------------------------------------------------------------------
  ENTERTAINMENT (1.6%)
--------------------------------------------------------------------------------
  Carnival, Cl A                                         5,660          241,512
                                                                  -------------

--------------------------------------------------------------------------------
  FINANCIAL SERVICES (5.1%)
--------------------------------------------------------------------------------
  American Express                                       4,000          195,800
  Freddie Mac                                            3,960          231,264
  MBIA                                                   5,970          351,573
                                                                  -------------
                                                                        778,637
                                                                  -------------

--------------------------------------------------------------------------------
  FOOD, BEVERAGE & TOBACCO (3.9%)
--------------------------------------------------------------------------------
  Anheuser-Busch                                         5,920          303,341
  PepsiAmericas                                         14,350          287,430
                                                                  -------------
                                                                        590,771
                                                                  -------------

 ...............................................................................
                                       6

C&B TAX-MANAGED VALUE PORTFOLIO -- CONCLUDED

--------------------------------------------------------------------------------
                                                                         Market
Description                                             Shares            Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  INSURANCE (3.7%)
--------------------------------------------------------------------------------
  AON                                                   11,930    $     310,896
  Principal Financial Group*                             7,090          250,277
                                                                  -------------
                                                                        561,173
                                                                  -------------

--------------------------------------------------------------------------------
  INVESTMENT COMPANY (2.7%)
--------------------------------------------------------------------------------
  Berkshire Hathaway, Cl B*                                131          408,589
                                                                  -------------

--------------------------------------------------------------------------------
  MEDICAL PRODUCTS & SERVICES (5.8%)
--------------------------------------------------------------------------------
  Baxter International                                  10,110          319,981
  Becton Dickinson                                       5,380          271,959
  HCA                                                    7,090          288,067
                                                                  -------------
                                                                        880,007
                                                                  -------------

--------------------------------------------------------------------------------
  MISCELLANEOUS BUSINESS SERVICES (2.2%)
--------------------------------------------------------------------------------
  Manpower                                               7,050          330,645
                                                                  -------------

--------------------------------------------------------------------------------
  OFFICE EQUIPMENT & SUPPLIES (2.9%)
--------------------------------------------------------------------------------
  Avery Dennison                                         1,380           88,637
  Pitney Bowes                                           8,150          356,563
                                                                  -------------
                                                                        445,200
                                                                  -------------

--------------------------------------------------------------------------------
  OFFICE FURNITURE & FIXTURES (0.9%)
--------------------------------------------------------------------------------
  Steelcase, Cl A                                       11,000          135,190
                                                                  -------------

--------------------------------------------------------------------------------
  PHARMACEUTICALS (4.0%)
--------------------------------------------------------------------------------
  Bristol-Myers Squibb                                   9,510          238,701
  Merck                                                  7,710          362,370
                                                                  -------------
                                                                        601,071
                                                                  -------------

--------------------------------------------------------------------------------
  RESTAURANTS (5.1%)
--------------------------------------------------------------------------------
  McDonald's                                            14,080          383,398
  Wendy's International                                 10,040          391,560
                                                                  -------------
                                                                        774,958
                                                                  -------------

--------------------------------------------------------------------------------
  RETAIL (4.4%)
--------------------------------------------------------------------------------
  Kohl's*                                                6,500          271,635
  Zale*                                                  6,990          390,881
                                                                  -------------
                                                                        662,516
                                                                  -------------


--------------------------------------------------------------------------------
                                                       Shares/           Market
Description                                        Face Amount            Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  RETAIL: DISCOUNT (2.3%)
--------------------------------------------------------------------------------
  Big Lots*                                             24,900    $     352,584
                                                                  -------------

--------------------------------------------------------------------------------
  UTILITIES (1.6%)
--------------------------------------------------------------------------------
  Duke Energy                                           11,840          249,350
                                                                  -------------
TOTAL COMMON STOCK
   (Cost $12,261,737)                                                14,076,397
                                                                  -------------

REPURCHASE AGREEMENT (6.8%)

  Morgan Stanley
   0.75%, dated 04/30/04,
   to be repurchased 05/03/04,
   repurchase price $1,033,843
   (collateralized by U.S. Treasury
   obligation, total market value:
   $1,054,455)                                      $1,033,778        1,033,778
                                                                  -------------
TOTAL REPURCHASE AGREEMENT
   (Cost $1,033,778)                                                  1,033,778
                                                                  -------------
TOTAL INVESTMENTS (99.7%)
   (Cost $13,295,515)                                                15,110,175
                                                                  -------------

OTHER ASSETS AND LIABILITIES (0.3%)

  Investment Advisory Fees Payable                                       (5,350)
  Administration Fees Payable                                            (1,835)
  Trustees' Fees Payable                                                 (1,145)
  Shareholder Servicing Fees Receivable                                   2,211
  Other Assets & Liabilities, Net                                        49,001
                                                                  -------------
TOTAL OTHER ASSETS & LIABILITIES                                         42,882
                                                                  -------------

NET ASSETS:

  Paid in Capital -- Institutional Shares
   (unlimited authorization -- no par value)
   based on 876,023 outstanding shares
   of beneficial interest                                            13,091,576
  Undistributed net investment income                                     4,376
  Accumulated net realized gain on investments                          242,445
  Net unrealized appreciation on investments                          1,814,660
                                                                  -------------

--------------------------------------------------------------------------------
  TOTAL NET ASSETS (100.0%)                                       $  15,153,057
--------------------------------------------------------------------------------
                                                                  =============


  NET ASSET VALUE, Offering and
   Redemption Price Per Share,
   Institutional Shares                                                  $17.30
                                                                         ======

* NON-INCOME PRODUCING SECURITY.

CL CLASS

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


.................................................................................
                                       7

STATEMENTS OF OPERATIONS
.................................................................................

FOR THE SIX MONTH PERIOD ENDED APRIL 30, 2004 (UNAUDITED)

                                                                              C&B                 C&B                  C&B
                                                                         MID CAP VALUE      LARGE CAP VALUE     TAX-MANAGED VALUE
                                                                           PORTFOLIO           PORTFOLIO            PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:
   Dividend .....................................................       $ 2,250,242           $ 190,270             $ 97,919
   Interest ....................................................             67,000               5,135                4,056
   Less: Foreign Tax Withheld....................................                --              (1,578)                (938)
------------------------------------------------------------------------------------------------------------------------------------
   Total Investment Income......................................          2,317,242             193,827              101,037
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees ....................................          1,341,830              71,240               37,402
   Shareholder Servicing Fees ..................................            465,505               5,654                5,969
   Administration Fees .........................................            296,501              16,962                8,905
   Trustees' Fees................................................             9,488                 464                  225
   Transfer Agent Fees .........................................             55,129              14,126               10,792
   Printing Fees ...............................................             41,229               2,072                  590
   Professional Fees ...........................................             35,137               2,051                1,227
   Registration Fees ...........................................             27,722               9,102                7,033
   Custodian Fees ..............................................              8,646               7,790                1,599
   Other Fees....................................................             3,781                 526                  348
------------------------------------------------------------------------------------------------------------------------------------
   Net Expenses.................................................          2,284,968             129,987               74,090
------------------------------------------------------------------------------------------------------------------------------------
   Net Investment Income........................................             32,274              63,840               26,947
------------------------------------------------------------------------------------------------------------------------------------
   Net Realized Gain on Investments ............................         26,324,875*            674,990              337,445
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments  ............................................        (4,805,224)          1,146,116              422,172
------------------------------------------------------------------------------------------------------------------------------------
   Net Gain on Investments .....................................         21,519,651           1,821,106              759,617
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting
     from Operations ...........................................        $21,551,925          $1,884,946             $786,564
====================================================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.

*Includes realized gain of $14,471,197 due to in-kind redemption (see Note 8 in Notes to Financial Statements).




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

 ...............................................................................
                                       8

STATEMENTS OF CHANGES IN NET ASSETS
.....................................................................................................................................

FOR THE SIX MONTH PERIOD ENDED APRIL 30, 2004 (UNAUDITED) AND THE YEAR ENDED OCTOBER 31, 2003

                                                         C&B                           C&B                         C&B
                                                    MID CAP VALUE                LARGE CAP VALUE            TAX-MANAGED VALUE
                                                      PORTFOLIO                     PORTFOLIO                   PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
                                               11/01/03       11/01/02       11/01/03      11/01/02       11/01/03     11/01/02
                                              TO 4/30/04     TO 10/31/03    TO 4/30/04    TO 10/31/03    TO 4/30/04   TO 10/31/03
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
------------------------------------------------------------------------------------------------------------------------------------
   Net Investment Income................. $     32,274     $     18,145     $    63,840  $   131,138    $    26,947  $    40,075
   Net Realized Gain (Loss)
     on Investments......................   26,324,875(1)     2,700,196         674,990      177,533        337,445      (71,258)
   Net Change in Unrealized
     Appreciation/(Depreciation)
     on Investments .....................   (4,805,224)      53,887,494       1,146,116    4,055,893        422,172    1,415,189
------------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS...........   21,551,925       56,605,835       1,884,946    4,364,564        786,564    1,384,006
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS:

   Net Investment Income.................      (71,509)        (154,510)        (59,873)    (133,963)       (24,031)     (41,841)
   Net Realized Gain ....................   (3,206,067)              --              --   (1,711,433)            --       (5,748)
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS.....   (3,277,576)        (154,510)        (59,873)  (1,845,396)       (24,031)     (47,589)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
     Issued .............................  243,762,293      205,607,838       4,071,759    4,861,256      5,908,185    4,011,051
     In Lieu of cash distributions.......    3,170,770          143,356          55,381    1,772,656         18,060       33,212
     Redemption Fees*....................           --               --              --           --          2,534        5,533
     Redeemed............................  (89,106,705)(2)  (42,079,939)     (1,122,669)  (3,117,832)      (685,328)  (1,037,655)
------------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE FROM CAPITAL
     SHARE TRANSACTIONS..................  157,826,358      163,671,255       3,004,471    3,516,080      5,243,451    3,012,141
------------------------------------------------------------------------------------------------------------------------------------
       TOTAL INCREASE IN NET ASSETS......  176,100,707      220,122,580       4,829,544    6,035,248      6,005,984    4,348,558
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of Period ..................  301,512,899       81,390,319      20,418,564   14,383,316      9,147,073    4,798,515
   End of Period......................... $477,613,606     $301,512,899     $25,248,108  $20,418,564    $15,153,057  $ 9,147,073
====================================================================================================================================
   Undistributed (Distributions
     in excess of) Net Investment
     Income.............................. $    (39,255)    $       (20)     $     9,800  $     5,833    $     4,376  $    1,460
====================================================================================================================================
SHARE TRANSACTIONS:
     Issued .............................   12,725,362       13,377,575         503,782      721,278        342,951      276,221
     In Lieu of Cash Distributions.......      173,128           10,567           7,156      295,868          1,080        2,418
     Redeemed............................   (4,624,058)(2)   (2,786,926)       (144,209)    (481,755)       (40,903)     (76,621)
------------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN SHARES OUTSTANDING
     FROM SHARE TRANSACTIONS..............   8,274,432       10,601,216         366,729      535,391        303,128      202,018
====================================================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.
  * The Tax-Managed Value Portfolio retains a redemption fee of 1.00% on redemptions of capital shares held for less than 1 year in the Fund. For the six-month period ended April 30, 2004 and the year ended October 31, 2003, $2,534 and $5,533 in redemption fees were retained, respectively.
(1) Includes realized gain of $14,471,197 due to in-kind redemption (see Note 8 in Notes to Financial Statements).
(2)  Includes redemptions as a result of in-kind transfers of securities (see
     Note 8 in Notes to Financial Statements).




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

 ...............................................................................
                                        9

FINANCIAL HIGHLIGHTS

.....................................................................................................................................

FOR A SHARE OUTSTANDING THROUGHOUT THE SIX MONTH PERIOD ENDED APRIL 30, 2004 (UNAUDITED)
AND PERIODS ENDED OCTOBER 31,


               Net               Realized and                                                         Net                Net
              Asset       Net     Unrealized                Dividends                   Total        Asset             Assets,
              Value,  Investment     Gains        Total     from Net  Distributions   Dividends      Value               End
            Beginning   Income    (Losses) on     from     Investment    from Net        and          End      Total of Period
            of Period   (Loss)    Investments  Operations    Income   Realized Gain  Distributions of Period  Return+   (000)
            --------- ---------- ------------  ----------  ---------- -------------  ------------- ---------  ------- ---------

C&B MID CAP VALUE PORTFOLIO

------------------------------------------------------------------------------------------------------------------------------------
  2004*@     $17.96   $   --        $ 1.27       $ 1.27       $(0.00)**   $(0.17)       $(0.17)     $19.06      7.14%  $477,614
------------------------------------------------------------------------------------------------------------------------------------
  2003*       13.15       --          4.83         4.83        (0.02)         --         (0.02)      17.96     36.76    301,513
------------------------------------------------------------------------------------------------------------------------------------
  2002*       14.19    (0.01)        (0.19)       (0.20)       (0.04)      (0.80)        (0.84)      13.15     (2.09)    81,390
------------------------------------------------------------------------------------------------------------------------------------
  2001 (1)    12.78     0.08          2.12         2.20        (0.09)      (0.70)        (0.79)      14.19     18.14      5,934
------------------------------------------------------------------------------------------------------------------------------------
  2000         9.84     0.07          3.16         3.23        (0.08)      (0.21)        (0.29)      12.78     33.78      1,520
------------------------------------------------------------------------------------------------------------------------------------
  1999         9.69     0.06          0.15         0.21        (0.06)         --         (0.06)       9.84      2.19      1,446

C&B LARGE CAP VALUE PORTFOLIO

------------------------------------------------------------------------------------------------------------------------------------
  2004*@     $ 7.42    $0.02        $ 0.68       $ 0.70       $(0.02)     $   --        $(0.02)     $ 8.10      9.47%  $ 25,248
------------------------------------------------------------------------------------------------------------------------------------
  2003*        6.49     0.05          1.61         1.66        (0.05)      (0.68)        (0.73)       7.42     28.34     20,419
------------------------------------------------------------------------------------------------------------------------------------
  2002*        7.13     0.05         (0.38)       (0.33)       (0.05)      (0.26)        (0.31)       6.49     (5.14)    14,383
------------------------------------------------------------------------------------------------------------------------------------
  2001 (1)     8.71     0.07          0.27         0.34        (0.11)      (1.81)        (1.92)       7.13      4.50     38,850
------------------------------------------------------------------------------------------------------------------------------------
  2000        12.06     0.12          0.54         0.66        (0.09)      (3.92)        (4.01)       8.71     10.89     35,251
------------------------------------------------------------------------------------------------------------------------------------
  1999        13.58     0.16          0.72         0.88        (0.16)      (2.24)        (2.40)      12.06      7.73     73,292

C&B TAX-MANAGED VALUE PORTFOLIO

------------------------------------------------------------------------------------------------------------------------------------
  2004*@     $15.97    $0.04        $ 1.33       $ 1.37       $(0.04)     $   --        $(0.04)     $17.30      8.57%  $ 15,153
------------------------------------------------------------------------------------------------------------------------------------
  2003*       12.94     0.09          3.05         3.14        (0.10)      (0.01)        (0.11)      15.97     24.42      9,147
------------------------------------------------------------------------------------------------------------------------------------
  2002*       13.63     0.09         (0.69)       (0.60)       (0.09)         --         (0.09)      12.94     (4.45)     4,799
------------------------------------------------------------------------------------------------------------------------------------
  2001 (1)    15.33     0.13         (0.39)       (0.26)       (0.14)      (1.30)        (1.44)      13.63     (1.96)     2,623
------------------------------------------------------------------------------------------------------------------------------------
  2000        12.87     0.15          2.45         2.60        (0.14)         --         (0.14)      15.33     20.32      2,253
------------------------------------------------------------------------------------------------------------------------------------
  1999        12.23     0.12          0.64         0.76        (0.12)         --         (0.12)      12.87      6.23      3,634






                          Ratio
                          of Net
             Ratio      Investment
          of Expenses  Income (Loss)  Portfolio
           to Average    to Average    Turnover
           Net Assets   Net Assets      Rate
           ----------  -------------  ---------

C&B MID CAP VALUE PORTFOLIO

-----------------------------------------------
  2004*@     1.07%         0.02%         19%
-----------------------------------------------
  2003*      1.27++        0.01          18
-----------------------------------------------
  2002*      1.37#++     (0.07)          30
-----------------------------------------------
  2001 (1)   1.00          0.68          44
-----------------------------------------------
  2000       1.00          0.66         101
-----------------------------------------------
  1999       1.00          0.70          81

C&B LARGE CAP VALUE PORTFOLIO

-----------------------------------------------
  2004*@     1.15%         0.56%         12%
-----------------------------------------------
  2003*      1.16++        0.76          26
-----------------------------------------------
  2002*      1.14#++       0.59          39
-----------------------------------------------
  2001 (1)   1.00          0.91          41
-----------------------------------------------
  2000       1.00          1.16          48
-----------------------------------------------
  1999       0.89          1.12          43

C&BTAX-MANAGED VALUE PORTFOLIO

-----------------------------------------------
  2004*@     1.25%         0.45%         10%
-----------------------------------------------
  2003*      1.25++        0.65          31
-----------------------------------------------
  2002*      1.19#++       0.66          32
-----------------------------------------------
  2001 (1)   1.00          0.94          16
-----------------------------------------------
  2000       1.00          0.96           9
-----------------------------------------------
  1999       1.00          0.96          20

 *   Per share figures calculated using Average Shares Method.
**   Amount is less than $0.01 per share.
 @ For the six month period ended April 30, 2004. All ratios for the period have been annualized.
 + Returns are for the period indicated and have not been annualized. Total Return would have been lower had certain fees not been waived and expenses assumed by the Adviser during the periods indicated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
++ Without waivers and/or reimbursements these ratios for the C&B Mid Cap Value Portfolio, C&B Large Cap Value Portfolio and the C&B Tax-Managed Value Portfolio for the year ended October 31, 2003 would have been 1.27%, 1.20%, and 1.76%, respectively, and for the year ended October 31, 2002 would have been 1.60%, 2.63%, and 1.54%, respectively.
 # As of March 1, 2002, the expense cap changed from 1.00% to 1.40% for the C&B Mid Cap Value Portfolio and to 1.25% for C&B Large Cap Value and C&B Tax-Managed Value Portfolios.
(1) On November 19, 2001, The Advisors' Inner Circle Fund C&B Mid Cap Value, C&B Large Cap Value, and C&B Tax-Managed Portfolios (the "AIC Portfolios") acquired the assets of the UAM Funds Inc. C&B Mid Cap Equity, C&B Equity, and C&B Equity for Taxable Investors Portfolios, (the "UAM Portfolios"), respectively. The operations of the AIC Portfolios prior to the acquisition were those of the predecessor, the UAM Portfolios.
Amounts designated as "--" are either $0 or have been rounded to $0.




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

 ...............................................................................
                                       10

NOTES TO FINANCIAL STATEMENTS (Unaudited)
............................................................... .................

APRIL 30, 2004

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 45 portfolios. The financial statements herein are those of the C&B Mid Cap Value Portfolio, C&B Large Cap Value Portfolio and C&B Tax-Managed Value Portfolio (collectively, the "Funds", individually, the "Fund"). The financial statements of the remaining funds are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds.

      USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      SECURITY VALUATION -- Investment securities of the Funds which are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price for such securities on each business day, or, if there is no such reported sales price on the valuation date, at the most recently quoted bid price. Investment securities which are quoted on a national market system are valued at the official closing price, or if there is none, at the last sales price. Unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. Securities for which quotations are not readily available, of which there were none as of April 30, 2004, are valued at fair value using methods determined in good faith in accordance with procedures approved by the Board of Trustees.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

      REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

      EXPENSES -- Expenses that are directly related to one of the Funds are charged to that Fund. Other operating expenses of the Trust are prorated to the Funds based on the number of funds and/or relative daily net assets.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Each Fund distributes its net investment income quarterly. Any realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, SHAREHOLDER SERVICING, DISTRIBUTION AND TRANSFER AGENCY
   AGREEMENTS:

The Trust and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds at an annual rate of:

     .150% on the first $250 million in Fund assets
     .125% on the next $250  million in Fund assets
     .100% on all Fund assets over $500 million

 ...............................................................................
                                       11

NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)
.................................................................................

APRIL 30, 2004

The Funds are subject to a minimum annual administration fee of $271,000, allocated by each Fund's daily net assets, which would be increased by $15,000 per additional class.

The Trust and Distributor are parties to a Distribution Agreement. Each Fund has adopted a Shareholder Services Plan (the "Plan"). Under the Plan, service providers that enter into agreements with the Trust, may receive up to 0.25% of each Fund's average daily net assets.

The Distributor has entered into a sub-distribution agreement with Turner Investment Distributors, Inc. (the "Sub-Distributor"). The Sub-Distributor receives fees for its sub-distribution services under this agreement from the Adviser.

DST Systems Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

5. INVESTMENT ADVISORY AND CUSTODY AGREEMENTS:

The Trust and Cooke & Bieler L.P. (the "Adviser") are parties to an Investment Advisory Agreement dated November 19, 2001 under which the Adviser receives an annual fee equal to 0.63% of the average daily net assets of each Fund. In addition, the Adviser has contractually agreed to limit the total expenses to 1.40% of the average daily assets of the Mid Cap Value Portfolio and 1.25% of the average daily assets of the Large Cap Value and Tax-Managed Value Portfolios. The contractual waiver is for an initial period of one year from the prospectus dated March 1, 2004 and may be continued for subsequent one-year periods at the Adviser's discretion. The Adviser has decided to continue the waiver for the current fiscal year.

Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments and U.S. Government securities, for the six months ended April 30, 2004 were as follows:

                    C&B             C&B           C&B TAX-
               MID CAP VALUE  LARGE CAP VALUE   MANAGED VALUE
                 PORTFOLIO       PORTFOLIO        PORTFOLIO
               -------------  ---------------   -------------

Purchases       $221,548,701     $6,170,041      $5,863,831
Sales             77,238,215      2,558,111       1,098,212


7. FEDERAL TAX INFORMATION:

It is the Funds' intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for net operating losses.

Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights. Accordingly, the following permanent differences have been reclassified to/from the following accounts as of October 31, 2003:

                               UNDISTRIBUTED    ACCUMULATED
                               NET INVESTMENT     REALIZED
                                INCOME/(LOSS)    GAIN/(LOSS)
                               --------------   ------------
Mid Cap Value Portfolio           $136,365       $(136,365)
Large Cap Value Portfolio              706            (706)
Tax-Managed Value Portfolio            (10)             10

These reclassifications had no impact on the net assets or net asset value.

The tax character of dividends and distributions paid during the years ended October 31, 2003 and October 31, 2002 were as follows:

                                ORDINARY      LONG-TERM
                                 INCOME     CAPITAL GAINS       TOTAL
                                --------    -------------     ----------
Mid Cap Value
  Portfolio               2003  $154,510     $       --       $  154,510
                          2002   217,014        201,386          418,400
Large Cap Value
  Portfolio               2003   133,257      1,712,139        1,845,396
                          2002   521,936      1,091,084        1,613,020
Tax-Managed Value
  Portfolio               2003    41,851          5,738           47,589
                          2002    24,080             --           24,080




 ...............................................................................

.................................................................................



As of October 31, 2003, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

                 Undistributed    Undistributed      Capital
                   Ordinary         Long-Term          Loss          Unrealized
                    Income        Capital Gains    Carryforwards    Appreciation
                 -------------    -------------    -------------    ------------
Mid Cap Value
  Portfolio       $2,328,977        $876,189       $      --        $41,952,622
Large Cap Value
  Portfolio            5,826              --        (198,969)         2,505,112
Tax-Managed
  Value Portfolio      1,457              --         (66,862)         1,364,353

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future capital gains. The Funds' capital loss carryforwards will expire in the year 2011.

The Federal Tax Cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at April 30, 2004, were as follows:
                                C&B             C&B             C&B TAX-
                           MID CAP VALUE   LARGE CAP VALUE   MANAGED VALUE
                             PORTFOLIO        PORTFOLIO        PORTFOLIO
                          --------------   ---------------   -------------
Federal Tax Cost           $442,125,589      $21,358,789      $13,307,097

Aggregate gross
   unrealized appreciation   50,867,130        4,575,780        2,010,878

Aggregate gross
   unrealized depreciation  (13,137,735)        (727,843)        (207,799)
                           ------------      -----------      -----------
Net unrealized
   appreciation            $ 37,729,395      $ 3,847,937      $ 1,803,079
                           ============      ===========      ===========

8. IN-KIND REDEMPTIONS:

During the six-month period ended April 30, 2004, the Mid Cap Value Portfolio transferred portfolio assets in exchange for shares of beneficial interest. These securities were transferred at their current value on the date of transaction.

                      SHARES
DATE                 REDEEMED           VALUE                GAIN
--------           -------------    --------------      ---------------
04/28/04            (1,808,292)      $44,438,069          $14,471,197

9. OTHER:

At April 30, 2004, the following shareholders held 10% or greater of the aggregate total shares outstanding:

                                 PERCENTAGE OF
                                  TOTAL SHARES           NUMBER OF
                                   OUTSTANDING          SHAREHOLDERS
                                ----------------      ----------------
Mid Cap Value Portfolio                69%                  2
Large Cap Value Portfolio              47                   2
Tax-Managed Value Portfolio            54                   2

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. REORGANIZATION:

At a board meeting held on February 18, 2004, the Board of Trustees of the Trust approved an agreement and plan of reorganization (the "Reorganization Agreement") between the Cooke & Bieler Funds and the Wells Fargo C&B Large Cap Value Fund, the Wells Fargo C&B Tax-Managed Value Fund and the Wells Fargo C&B Mid Cap Value Fund (the "Wells Fargo Funds"), newly formed series of the Wells Fargo Trust, advised by Wells Fargo Funds Management, LLC and sub-advised by Cooke & Bieler, L.P.

The Reorganization Agreement sets forth the terms by which the Cooke & Bieler Funds will transfer their assets and liabilities to the Wells Fargo Funds in exchange for their shares of the Wells Fargo Funds, and subsequently distribute those Wells Fargo Funds' shares to Fund shareholders (the "Reorganization"). As a result of the reorganization, you will effectively become shareholders of the Wells Fargo Funds.

Shareholders are required to approve the Reorganization by voting, in proxy or in person, at a special meeting of shareholders scheduled on or about July 9, 2004. If approved by shareholders, the Reorganization is expected to occur on or about July 16, 2004. Please read your prospectus/proxy statement carefully as it provides more detailed information about the proposed Reorganization, the Wells Fargo Funds and the special meeting.




 ...............................................................................
                                       13

                                      NOTES
.................................................................................

                                      NOTES
.................................................................................

                                      NOTES
.................................................................................

--------------------------------------------------------------------------------




TRUST:
The Advisors' Inner Circle Fund

THE COOKE & BIELER FUNDS:
C&B Mid Cap Value Portfolio
C&B Large Cap Value Portfolio
C&B Tax-Managed Value Portfolio

INVESTMENT ADVISER:
Cooke & Bieler, L.P.
Investment Counsel
1700 Market Street

Suite 3222
Philadelphia, PA 19103

DISTRIBUTOR:
SEI Investments Distribution Co.

ADMINISTRATOR:
SEIInvestments Global Funds Services

LEGAL COUNSEL:
Morgan, Lewis &Bockius LLP




CKB-SA-001-0200

--------------------------------------------------------------------------------

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment management companies.

ITEM 6.    (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment management companies.

ITEM 8. PURCHASERS OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 11.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Advisors' Inner Circle Fund


By (Signature and Title)*             /s/ James F. Volk
                                      ------------------------------------------
                                      James F. Volk, President

Date 6/25/04


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*             /s/ James F. Volk
                                      ------------------------------------------
                                      James F. Volk, President

Date 6/25/04


By (Signature and Title)*             /s/ Jennifer E. Spratley
                                      ------------------------------------------
                                      Jennifer E. Spratley, Controller and Chief
                                      Financial Officer

Date 6/25/04
* Print the name and title of each signing officer under his or her signature.